ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - CCEE (Details) R$ in Thousands	Mar. 01, 2021 BRL (R$)
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 3,975,740
CCEE
Public service electric power concessions [line items]
Financial Impact on Electric Energy	3,975,740
CCEE | UHE Tucurui
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 2,439,140
Concession Term Extension (Days)	426 days
CCEE | Itumbiara (Furnas)
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 695,350
Concession Term Extension (Days)	2555 days
CCEE | Generation - Sobradinho
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 451,610
Concession Term Extension (Days)	2555 days
CCEE | Samuel
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 79,940
Concession Term Extension (Days)	1042 days
CCEE | Xingo
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 70,520
Concession Term Extension (Days)	126 days
CCEE | Complexo Paulo Afonso
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 69,580
Concession Term Extension (Days)	120 days
CCEE | Serra Da Mesa
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 39,040
Concession Term Extension (Days)	184 days
CCEE | Peixoto
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 35,890
Concession Term Extension (Days)	79 days
CCEE | Itaparica
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 31,620
Concession Term Extension (Days)	126 days
CCEE | HPP Curua-Una
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 18,530
Concession Term Extension (Days)	2313 days
CCEE | Marimbondo
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 7,020
Concession Term Extension (Days)	37 days
CCEE | Barra Do Rio Chapeu
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 6,650
Concession Term Extension (Days)	1461 days
CCEE | Joao Borges
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 6,310
Concession Term Extension (Days)	1362 days
CCEE | Furnas
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 5,370
Concession Term Extension (Days)	33 days
CCEE | Estreito
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 4,570
Concession Term Extension (Days)	34 days
CCEE | Boa Esperanca
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 4,560
Concession Term Extension (Days)	122 days
CCEE | Passo Sao Joao
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 2,470
Concession Term Extension (Days)	191 days
CCEE | Corumba I - Furnas
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 2,020
Concession Term Extension (Days)	34 days
CCEE | UHE Porto Colombia
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 1,820
Concession Term Extension (Days)	34 days
CCEE | Simplcio Anta
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 1,460
Concession Term Extension (Days)	24 days
CCEE | Funil
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 1,190
Concession Term Extension (Days)	37 days
CCEE | Curemas
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 640
Concession Term Extension (Days)	446 days
CCEE | Batalha
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 230
Concession Term Extension (Days)	15 days
CCEE | Funil
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 140
Concession Term Extension (Days)	44 days
CCEE | Maua
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 60
Concession Term Extension (Days)	1 day
CCEE | Manso
Public service electric power concessions [line items]
Financial Impact on Electric Energy	R$ 10
Concession Term Extension (Days)	0 days